UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21504
                                                     ---------

                 Advent/Claymore Enhanced Growth & Income Fund
                 ---------------------------------------------
               (Exact name of registrant as specified in charter)

                         888 Seventh Avenue, 31st Floor
                         ------------------------------
                               New York, NY 10019
                               ------------------
              (Address of principal executive offices) (Zip code)

                                 Edward C. Delk
                                 --------------
                         888 Seventh Avenue, 31st Floor
                         ------------------------------
                               New York, NY 10019
                               ------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-482-1600
                                                            ------------

                      Date of fiscal year end: October 31
                                               ----------

             Date of reporting period: July 1, 2018 - June 30, 2019
                                       ----------------------------

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21504
Reporting Period: 07/01/2018 - 06/30/2019
ADVENT/CLAYMORE ENHANCED GROWTH & INCOME FUND


================ ADVENT/CLAYMORE ENHANCED GROWTH & INCOME FUND =================

Advent Claymore Convertible Securities and Income Fund II (AGC) and Advent/Claymore Enhanced Growth & Income Fund (LCM) merged into Advent Claymore Convertible Securities and Income Fund (AVK) on August 27, 2018.


TPG PACE ENERGY HOLDINGS CORP

Ticker:       TPGEU          Security ID:  872656202
Meeting Date: JUL 17, 2018   Meeting Type: Special
Record Date:  JUN 25, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Miscellaneous Corporate Actions         For       For          Management
2     Miscellaneous Corporate Actions         For       For          Management
3     Approve New Class of Stock              For       For          Management
4     Authorize Common Stock Increase         For       For          Management
5     Amend Articles-Board Related            For       For          Management
6     Limit/Eliminate Written Consent         For       For          Management
7     Approve Reincorporation                 For       For          Management
8     Approve Charter Amendment               For       For          Management
9     Stock Issuance                          For       For          Management
10    Approve Stock Compensation Plan         For       For          Management
11    Approve Motion to Adjourn Meeting       For       For          Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund
---------------------------------------------

By:      /s/ Tracy V. Maitland
----------------------------------------------
Name:    Tracy V. Maitland
----------------------------------------------
Title:   President and Chief Executive Officer
----------------------------------------------
Date:    July 31, 2019
----------------------------------------------